INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 22,723	$ 7,660
Share based compensation	98,396	0
Research and development	5,586	1,532
Accrued social benefits and other	366	217
Deferred tax asset before valuation allowance	127,071	9,409
Valuation allowance	(126,898)	(9,409)
Total deferred tax assets	173	0
Fixed Assets	(173)	0
Deferred tax liabilities	(173)	0
Net deferred taxes	$ 0	$ 0